Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 488	$ 443
Preferred Stock, par value	$ 1
Preferred Stock. shares authorized	250,000
Preferred Stock, shares outstanding	0
Common Stock, par value	$ 1
Common Stock, shares authorized	4,000,000
Common Stock, Shares, Issued	1,417,724	1,407,780
Treasury Stock, shares	501,038	488,931